ACCOUNTS RECEIVABLE	12 Months Ended
Dec. 31, 2019
ACCOUNTS RECEIVABLE
ACCOUNTS RECEIVABLE

10.    ACCOUNTS RECEIVABLE

	December 31,
	2018	2019	2019
	RMB	RMB	(Note2) USD
			Unaudited
Fee and commission receivable	81,703	110,157	15,823
Receivables from other brokers and clients	98,527	54,234	7,790
Total	180,230	164,391	23,613

As of December 31, 2018 and 2019, receivables from other brokers and clients are related to the overseas securities brokerage service provided by Forthright Group.